Consolidated Statements of Net and Comprehensive Loss - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Profit or loss [abstract]
Revenue	$ 20,000,000
Expenses
Amortization	236,842	32,555
Consulting fees	536,968	1,136,146
Foreign exchange loss (gain)	113,972	37,972
Impairment of patent rights	45,981
Insurance	698,961	480,362
Interest charges	1,091,216	422,989
Management salaries and fees	2,549,924	2,547,484
Marketing and investor relations	140,976	289,350
Office and general	385,163	436,051
Professional fees	2,150,958	943,535
Rent	41,320	58,064
Research and development	7,937,171	51,418,056
Stock based compensation	1,097,358	1,651,119
Travel	27,622	272,594
Total expenses	17,054,432	59,726,277
Net Earnings (Loss) from Operations	2,945,568	(59,726,277)
Finance Income (Cost)
Interest received from investments	29,143	115,584
Gain on settlements	2,512,626
Gain (loss) on change in fair value of warrants	(27,855,678)	19,800,645
Warrant liability issue cost	(1,816,316)	(2,097,031)
Finance Income (cost)	(27,130,225)	17,819,198
Net and Comprehensive Loss	$ 24,184,657	$ 41,907,079
Basic and Diluted Loss per Share	$ 0.36	$ 1.37
Weighted Average Number of Common Shares Basic and Diluted	67,008,897	30,689,545